UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended December 31, 2002.


If amended report check here: ____


American National Bank and Trust Company
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Name of Institutional Investment Manager


628 Main Street                      Danville         VA         24541
--------------------------------------------------------------------------------
Business Address (Street)           (City)          (State)       (Zip)


E. Budge Kent, Jr.   (434) 773-2265    Executive Vice President and
                                       Chief Trust and Investment Officer
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION


--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 31st day of January, 2003.


                                AMERICAN NATIONAL BANK AND TRUST COMPANY
                                -----------------------------------------
                               (Name of Institutional Investment Manager)


                                /s/E. Budge Kent, Jr.
                                ----------------------------------
                                Executive Vice-President and
                                Chief Trust and Investment Officer

                                              NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
AFLAC INC                                       1055102        277     9200 SH       SOLE                     0        9200       0
AOL TIME WARNER INC            COM              00184A105      145    11120 SH       SOLE                  5270        5850       0
ABBOTT LABORATORIES                             2824100        993    24830 SH       SOLE                  8880       15150     800
ALLTEL CORPORATION                              20039103       760    14920 SH       SOLE                  5364        9556       0
AMERICAN ELECTRIC POWER CO.                     25537101       397    14540 SH       SOLE                  6192        8348       0
AMERICAN INTERNATIONAL GROUP                    26874107      1556    26902 SH       SOLE                 11196       15506     200
AMERICAN NATIONAL BANKSHARES                    27745108     19729   758835 SH       SOLE                450024      308811       0
AMERICAN NATIONAL BANKSHARES                    27745108      4182   160880 SH       DEFINED             160880           0       0
AMGEN INC                                       31162100      1446    29915 SH       SOLE                  8765       20750     400
ANHEUSER BUSCH                                  35229103      1652    34144 SH       SOLE                 11750       22194     200
APACHE CORP                                     37411105       206     3630 SH       SOLE                     0        3630       0
APPLIED MATERIALS INC                           38222105       437    33600 SH       SOLE                  4000       29600       0
AUTOMATIC DATA PROCESSING                       53015103      3759    95776 SH       SOLE                 31650       62826    1300
BB&T CORP                                       54937107      1329    35960 SH       SOLE                 31855        4105       0
BB&T CORP                                       54937107       388    10500 SH       DEFINED              10500           0       0
BP AMOCO PLC                                    55622104       610    15018 SH       SOLE                 14098         920       0
BANK OF AMERICA CORP                            60505104      2324    33421 SH       SOLE                 26021        7400       0
BAXTER INTERNATIONAL INC.                       71813109       204     7300 SH       SOLE                  1100        6200       0
BELLSOUTH CORPORATION                           79860102      1015    39276 SH       SOLE                 20648       18628       0
BERKSHIRE HATHAWAY INC CL B                     84670207       743      307 SH       SOLE                    13         294       0
BRISTOL-MYERS SQUIBB                            110122108     1934    83579 SH       SOLE                 60713       22866       0
CAPITAL ONE FINANCIAL CORP                      14040H105     1196    40265 SH       SOLE                 19965       20300       0
CARDINAL HEALTH INC            COM              14149Y108      661    11185 SH       SOLE                  5635        5550       0
CERTEGY INC                                     156880106      339    13825 SH       SOLE                  5800        8025       0
CHEVRONTEXACO CORP                              166764100      668    10055 SH       SOLE                  6222        3533     300
CISCO SYSTEMS INC                               17275R102      403    30800 SH       SOLE                  9850       20950       0
CITIGROUP INC                  COM              172967101     1055    30000 SH       SOLE                 11722       17778     500
COCA COLA CO                   COM              191216100     2506    57175 SH       SOLE                 41775       15400       0
COCA COLA CO                   COM              191216100      499    11400 SH       DEFINED              11400           0       0
                                                            ------  -------                             -------     -------   -----
TOTAL FOR PAGE 1                                             51413  1648358                              981288      663370    3700

PAGE 2 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
COLGATE PALMOLIVE COMPANY                       194162103      866    16532 SH       SOLE                  6802        9730       0
CONOCOPHILLIPS                 COM              20825C104      802    16582 SH       SOLE                  8506        7876     200
DNP SELECT INCOME FD INC                        23325P104      372    37656 SH       SOLE                 15606       22050       0
DIMON INC                                       254394109     1151   191986 SH       SOLE                104654       87332       0
DIMON INC                                       254394109      538    89750 SH       DEFINED              89750           0       0
DOMINION RES INC VA NEW                         25746U109      393     7171 SH       SOLE                  1973        5198       0
EI DU PONT DE NEMOURS & CO.                     263534109      375     8850 SH       SOLE                   900        7950       0
DUKE ENERGY CORP                                264399106      378    19386 SH       SOLE                 16486        2900       0
EMC CORP                                        268648102      180    29350 SH       SOLE                  8300       20950     100
EL PASO CORP                                    28336L109       74    10650 SH       SOLE                  3100        7550       0
EMERSON ELECTRIC CO                             291011104      244     4800 SH       SOLE                  3400        1400       0
EQUIFAX INC                    COM              294429105      485    20975 SH       SOLE                  5403       15572       0
EXXON MOBIL CORP               COM              30231G102     6934   198517 SH       SOLE                 99021       99496       0
EXXON MOBIL CORP               COM              30231G102      335     9600 SH       DEFINED               9600           0       0
FANNIE MAE                                      313586109     2595    40348 SH       SOLE                 12076       27872     400
FIRST DATA CORPORATION                          319963104      601    17000 SH       SOLE                  9600        7400       0
FIRST VIRGINIA BANKS INC.                       337477103      695    18686 SH       SOLE                  2925       15761       0
FORTUNE BRANDS INC             COM              349631101      215     4628 SH       SOLE                  2628        2000       0
GENERAL ELECTRIC COMPANY                        369604103    10281   422425 SH       SOLE                239355      180670    2400
GENERAL MILLS INC                               370334104      403     8600 SH       SOLE                  7100        1500       0
GILLETTE CO                    COM              375766102      712    23465 SH       SOLE                 22165        1300       0
HEWLETT PACKARD CO                              428236103      263    15161 SH       SOLE                  3353       11808       0
HOME DEPOT INC                                  437076102      350    14575 SH       SOLE                  6100        8475       0
HOOKER FURNITURE CORP                           439038100     3106   166916 SH       SOLE                166916           0       0
INTEL CORPORATION                               458140100     2118   136090 SH       SOLE                 54800       77790    3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     2275    29359 SH       SOLE                 15860       13499       0
JOHNSON & JOHNSON              COM              478160104     5368    99964 SH       SOLE                 36294       62670    1000
JOHNSON CONTROLS, INC                           478366107      358     4475 SH       SOLE                  1675        2800       0
KIMBERLY CLARK CORPORATION                      494368103      212     4481 SH       SOLE                  1381        3100       0
ELI LILLY & CO                                  532457108      460     7245 SH       SOLE                  7245           0       0
LOCKHEED MARTIN CORP.                           539830109      306     5313 SH       SOLE                  2213        3100       0
LOEWS CORP                                      540424108      752    16920 SH       SOLE                 16920           0       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 2                                             44197  1697456                              982107      707749    7600

PAGE 3 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
LOWES COMPANY INC                               548661107      840    22400 SH       SOLE                  1300       21100       0
MBNA CORPORATION                                55262L100     1487    78200 SH       SOLE                 31800       41900    4500
MERCK & CO INC                 COM              589331107     3918    69211 SH       SOLE                 32445       36766       0
MICROSOFT CORPORATION                           594918104      651    12600 SH       SOLE                  5375        6625     600
MOTOROLA INC                   COM              620076109      346    40049 SH       SOLE                 13699       25450     900
NATIONAL BANKSHARES INC                         634865109      277     9000 SH       SOLE                     0        9000       0
NORFOLK SOUTHERN CORP                           655844108      354    17722 SH       SOLE                 16522        1200       0
NORTEL NETWORKS CORP                            656568102       16    10135 SH       SOLE                  3220        6615     300
PEPSICO INC                    COM              713448108     3309    78390 SH       SOLE                 35750       41840     800
PFIZER INC                     COM              717081103     4249   139060 SH       SOLE                 81860       56400     800
PFIZER INC                     COM              717081103      270     8837 SH       DEFINED               8837           0       0
PHARMACIA CORPORATION                           71713U102      208     5000 SH       DEFINED               5000           0       0
PHILIP MORRIS COMPANYS                          718154107     2776    68510 SH       SOLE                 61400        7110       0
PHILIP MORRIS COMPANYS                          718154107      206     5100 SH       DEFINED               5100           0       0
PROCTER & GAMBLE CO            COM              742718109     2323    27042 SH       SOLE                 10175       16667     200
SBC COMMUNICATIONS INC                          78387G103     1034    38175 SH       SOLE                 25887       12288       0
SCHERING PLOUGH CORP           COM              806605101      497    22425 SH       SOLE                  9200       13225       0
SOUTHERN CO                    COM              842587107      214     7570 SH       SOLE                  2150        5420       0
SPRINT CORPORATION PCS         SERIES 1         852061506       58    13284 SH       SOLE                 10650        2434     200
STATE STREET BANK CORP                          857477103     1171    30050 SH       SOLE                  3550       26100     400
SUN MICROSYSTEMS                                866810104       69    22300 SH       SOLE                 17000        5200     100
SUNGUARD DATA SYSTEM                            867363103      539    22900 SH       SOLE                 10100       12500     300
TYCO INTL LTD NEW              COM              902124106      238    13955 SH       SOLE                  9355        4000     600
UST INC                        COM              902911106      267     8000 SH       SOLE                  8000           0       0
UNITED TECHNOLOGIES CORP       COM              913017109      678    10950 SH       SOLE                  1500        9450       0
VERIZON COMMUNICATION INC                       92343V104     2510    64799 SH       SOLE                 37959       26540     300
VERIZON COMMUNICATION INC                       92343V104      226     5840 SH       DEFINED               5840           0       0
VODAFONE GROUP PLC NEW                          92857W100      204    11317 SH       SOLE                  8692        2625       0
WACHOVIA CORP 2ND NEW          COM              929903102     3427    94097 SH       SOLE                 51724       42373       0
WAL-MART STORES                                 931142103      619    12275 SH       SOLE                  5400        6875       0
WELLS FARGO & CO NEW                            949746101     1640    35019 SH       SOLE                  8319       26500     200
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 3                                             34621  1004212                              527809      466203   10200

PAGE 4 OF 4                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
WORLDCOM INC GA NEW            COM              98157D106        1    12612 SH       SOLE                  1662       10950       0
WYETH COM                                       983024100     1653    44225 SH       SOLE                 17825       26400       0
ZIMMER HLDGS INC                                98956P102      259     6245 SH       SOLE                  4385        1860       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 4                                              1913    63082                               23872       39210       0



GRAND TOTALS                                                132144  4413108                             2515076     1876532   21500
                                                           =======  =======                            ========    ========   =====
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